Goodwill (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Abstract]
Goodwill	$ 14,916	$ 14,916	$ 14,916
Asset impairment charges	$ 0